SHARE-BASED PAYMENT (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands														1 Months Ended				12 Months Ended
	Dec. 01, 2019 shares	Dec. 31, 2018 shares	Mar. 01, 2018 shares	Aug. 15, 2017 shares	Jan. 06, 2016 $ / shares shares	Jan. 05, 2016 $ / shares shares	Jun. 29, 2015 $ / shares shares	Mar. 19, 2015 USD ($) $ / shares	Jun. 19, 2014 $ / shares shares	Oct. 22, 2013 $ / shares shares	Jun. 08, 2012 USD ($) Employees $ / shares shares	Apr. 08, 2011 $ / shares shares	Mar. 28, 2011	Nov. 22, 2017 shares	Jul. 19, 2017 USD ($) shares	Dec. 16, 2016 $ / shares shares	Jan. 16, 2016 $ / shares shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2017 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of issued and outstanding ordinary shares authorized for issuance under plan													12.00%
Number of vested and non vested options											13,740,000
Number of employees granted | Employees											88
Exercise price of options previously granted | $ / shares											$ 0.4
Exercise price of options granted | $ / shares											$ 0.2
Incremental compensation cost | $											$ 670
Incremental compensation cost recognized during year | $											178
Incremental compensation cost of unvested options | $								$ 39,616			2,036
Share Based Compensation Arrangement By Share Based Payment Award Plan Modification Incremental Compensation Cost | $											670
After modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options | $								15,390			3,460
Before modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options | $								$ 4,193			2,790
Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during period												13,864,000						0	0	0		0
Exercise price of share | $ / shares									$ 3.232			$ 0.40							$ 0
Number of shares options vested																		41,762,129						41,762,129
Intrinsic value of options exercised																		¥ 479	$ 74	¥ 11,051		¥ 49,625
Number of vested and non vested options																		41,987,560		55,382,320	55,382,320			41,987,560
Fair value of options																		¥ 157,956	$ 24,277	¥ 127,333			¥ 63,200
Weighted-average grant-date fair value per share granted | $ / shares																			$ 0		$ 0.89
Employees and Directors [Member] | First anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested												5,506,600
Employees and Directors [Member] | Second anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested												5,225,800
Employees and Directors [Member] | Third anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested												1,565,800
Employees and Directors [Member] | Fourth anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested												1,565,800
Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during period					600,000		200,000		2,000,000			5,003,980				600,000
Exercise price of share | $ / shares					$ 1.851		$ 2.55					$ 0.40				$ 1.35
Directors [Member] | First anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested							66,670
Directors [Member] | Second anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested							66,670
Directors [Member] | Third anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested							66,660
Directors [Member] | November 22, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested									666,690
Directors [Member] | November 22, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested									666,690
Directors [Member] | November 22, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested									666,620
Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during period												12,600,000
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during period						2,500,000			32,561,800	2,660,000							15,900,000
Exercise price of share | $ / shares						$ 2.00				$ 0.40							$ 1.743
Exercise price of options previously granted | $ / shares								$ 3.232
Exercise price of options granted | $ / shares								$ 1.00
Incremental compensation cost | $								$ 11,197
Incremental compensation cost recognized during year | $								213
Share Based Compensation Arrangement By Share Based Payment Award Plan Modification Incremental Compensation Cost | $								11,197
Employees [Member] | First anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested									5,437,820	1,620,000
Employees [Member] | Second anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested									10,843,080	220,000
Employees [Member] | Third anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested										220,000
Employees [Member] | 180 days [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested										600,000
Employees [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested						750,000											2,650,000
Employees [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested						750,000											5,300,000
Employees [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares options vested						1,000,000											7,950,000
Compensation cost measured [Member] | After modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options | $								28,632			1,544
Total compensation cost | $								$ 39,829			$ 2,214
ADS [Member] | Employees and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share | $ / shares									$ 32.32
ADS [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of options previously granted | $ / shares								$ 32.32
Exercise price of options granted | $ / shares								$ 10.00
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted during period																		12,580,280	12,580,280
Number of shares options vested																		12,580,280						12,580,280
Number of vested and non vested options																		12,580,280		0	0			12,580,280
Equity awards granted to employees recognition period																		9 years 7 months 6 days	9 years 7 months 6 days
Weighted-average grant-date fair value per share granted | $ / shares																			$ 0.96
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options																		¥ 78,902						$ 12,127
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized Period For Recognition 1																		9 years 7 months 6 days	9 years 7 months 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares																			$ 0.96
Restricted Stock Units (RSUs) [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period														350,000
Restricted Stock Units (RSUs) [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				12,230,280
Restricted Stock Units (RSUs) [Member] | Employees [Member] | Share-based Compensation Award, Tranche One [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period			4,035,994
Restricted Stock Units (RSUs) [Member] | Employees [Member] | Share-based Compensation Award, Tranche Two [Member] | Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period		4,035,994
Restricted Stock Units (RSUs) [Member] | Employees [Member] | Share-based Compensation Award, Tranche Three [Member] | Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	4,158,292
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incremental compensation cost | $															$ 55
Equity awards granted to employees recognition period																		1 year 1 month 6 days	1 year 1 month 6 days
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Description and Terms																		On July 19, 2017 (the Third Modification Date), the Company extended the maturity date of the remaining unexercised share options granted on July 19, 2014 from July 19, 2017 to July 19, 2018. The modification was intended to provide additional incentives for these employees.	On July 19, 2017 (the Third Modification Date), the Company extended the maturity date of the remaining unexercised share options granted on July 19, 2014 from July 19, 2017 to July 19, 2018. The modification was intended to provide additional incentives for these employees.
Share-based Compensation Arrangement by Share-based Payment Award, Method of Measuring Cost of Award																		The incremental compensation cost of US$55 for unexercised options is being amortized on an accelerated basis over the extending term of the original award from July 19, 2017 to July 19, 2018.	The incremental compensation cost of US$55 for unexercised options is being amortized on an accelerated basis over the extending term of the original award from July 19, 2017 to July 19, 2018.
Share Based Compensation Arrangement By Share Based Payment Award Plan Modification Incremental Compensation Cost | $															$ 55
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number															2,828,620
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options																		¥ 7,079						$ 1,088
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized Period For Recognition 1																		1 year 1 month 6 days	1 year 1 month 6 days